Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Estimated overall progress percentage	22.00%
Borrowing costs capitalised	$ 8,585,234	$ 7,820,010
Finance charge	25,233,924	$ 20,915,219
Depreciation charge on right-of-use asset capitalised	$ 926,098
Rate of borrowing costs eligible for capitalisation	13.00%
Lease Liabilities [Member]
Property, Plant and Equipment [Line Items]
Finance charge	$ 7,659,136